UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-6108

Investors Municipal Cash Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 03/31

Date of reporting period: 12/31/06

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2006 (Unaudited)

Tax-Exempt New York Money Market Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.6%
New York
Albany, NY, Industrial Development Agency, Civic Facility Revenue, University of Albany Foundation Student Housing, Series A, 3.94% *, 11/1/2032 (a)	280,000	280,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box, 3.99% *, 10/1/2016, NBT Bank NA (b)	750,000	750,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 3.99% *, 6/1/2022, KeyBank NA (b)	1,385,000	1,385,000

Hempstead, NY, Industrial Development Agency Revenue, Series F5J-D, AMT, 144A, 4.08% *, 10/1/2043	2,760,000	2,760,000
Hempstead, NY, Industrial Development Agency, Trigen-Nassua Energy, AMT, 3.95% *, 9/15/2015, Societe Generale (b)	1,000,000	1,000,000
Long Island, NY, Power Authority, Electric System Revenue, Series 1A, 3.9% *, 5/1/2033, Bayerische Landesbank (b)	1,000,000	1,000,000
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	2,000,000	2,005,655
Nassau County, NY, Industrial Development Agency Revenue, Series MT-315, 144A, 3.63% *, 11/1/2029	2,000,000	2,000,000
New York, Metropolitan Transportation Authority Revenue:
Series B-16, 144A, 3.94% *, 11/15/2027	1,800,000	1,800,000
3.96% *, 11/15/2030 (a)	1,200,000	1,200,000
New York, State Dormitory Authority Revenue:
Series 1997, 3.48%, 1/4/2007	1,000,000	1,000,000
Series B09, 144A, 3.94% *, 3/15/2023 (a)	700,000	700,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.92% *, 7/1/2029, JPMorgan Chase Bank (b)	725,000	725,000
New York, State General Obligation, Series B, 3.6% *, 3/15/2030, Dexia Credit Local France (b)	850,000	850,000
New York, State Housing Finance Agency Revenue, Historic Front Street, Series A, 3.87% *, 11/1/2036, Bank of New York (b)	1,400,000	1,400,000
New York, State Housing Finance Agency Revenue, North End, Series A, 3.9% *, 11/15/2036	1,000,000	1,000,000
New York, State Power Authority Revenue & General Purpose, 3.6% *, 3/1/2016	1,000,000	1,000,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.95% *, 3/15/2025 (a)	1,795,000	1,795,000
New York, Tsasc, Inc., Series R-513CE, 144A, 3.96% *, 6/1/2034	1,000,000	1,000,000
New York City, NY, Industrial Development Agency, Civic Facilities Revenue, Jewish Board of Family Services, 3.93% *, 7/1/2025, Allied Irish Bank PLC (b)	1,200,000	1,200,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series 1289, 144A, 3.95% *, 12/15/2013	1,500,000	1,500,000
New York City, NY, Municipal Water Finance Authority, 3.6%, 1/4/2007	500,000	500,000
New York, NY, General Obligation:
Series 1318, 144A, 3.95% *, 6/1/2013 (a)	500,000	500,000
Series 144A, 3.98% *, 6/1/2024	279,000	279,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc. Opportunities Unlimited, Series A, 3.99% *, 9/1/2021, KeyBank NA (b)	555,000	555,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.99% *, 11/1/2025, HSBC Bank PLC (b)	290,000	290,000
Ontario County, NY, Industrial Development Agency, Civic Facilities Revenue, Finger Lakes, Series A, 3.89% *, 6/1/2036, Citizens Bank of Rhode Island (b)	1,000,000	1,000,000
Orange County, NY, Industrial Development Agency, Civic Facilities Revenue, St. Lukes Cornwall Hospital Project, 3.94% *, 7/1/2032, KeyBank NA (b)	1,000,000	1,000,000
Port Authority of New York & New Jersey:
3.5%, 1/8/2007	520,000	520,000
3.52%, 1/8/2007	1,100,000	1,100,000
3.53%, 2/8/2007	1,500,000	1,500,000
Schenectady, NY, Bond Anticipation Notes, 4.5%, 5/24/2007, Bank of America NA (b)	1,000,000	1,003,135
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.99% *, 2/1/2021, KeyBank NA (b)	470,000	470,000
Suffolk County, NY, Industrial Development Agency, Civic Facilities Revenue, St. Anthonys High School Civic, 3.94% *, 12/1/2036, Sovereign Bank FSB (b)	600,000	600,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 35,667,790)	99.6	35,667,790
Other Assets and Liabilities, Net	0.4	146,902

Net Assets	100.0	35,814,692

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2006.

(a)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Assurance Corp.	2.2
Financial Guaranty Insurance Company	2.0
Financial Security Assurance, Inc.	8.4

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	Tax-Exempt New York Money Market Fund, a series of Investors Municipal Cash Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 22, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 22, 2007